Summary of Restricted Stock Units (Details)	12 Months Ended
Jul. 31, 2022 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Restricted stock units Beginning Balance | shares	442,749
Weighted Average Grant Date Fair Value Beginning Balance | $ / shares	$ 3.24
Restricted stock units Vested | shares	(83,019)
Weighted Average Grant Date Fair Value Vested | $ / shares	$ 3.40
Restricted stock units Forfeited/Cancelled | shares	(300,105)
Restricted stock units Forfeited/Cancelled | $ / shares	$ 3.16
Restricted stock units Ending Balance | shares	59,625
Weighted Average Grant Date Fair Value Ending Balance | $ / shares	$ 3.41